Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Borrowings

	June 30, 2022	December 31, 2021
Credit facilities	$799,796	$825,267
Financial liabilities	499,570	549,178
Total borrowings	$1,299,366	$1,374,445
Less: Current portion of long-term borrowings, net	(221,301)	(255,137)
Less: Deferred finance costs, net	(12,023)	(12,736)
Long-term borrowings, net	$1,066,042	$1,106,572

Borrowings - Maturities of Long Term Debt
Period ending June 30,	Amount
2023	225,844
2024	293,367
2025	375,070
2026	171,492
2027 and thereafter	233,593
Total	$1,299,366